Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
17. Income taxes

(Loss)/profit before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Domestic	(42,776,078)	(12,430,768)	3,808,366
	(42,776,078)	(12,430,768)	3,808,366

The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Domestic
Current tax expenses	(162,923)	(59,567)	(60,434)
Income tax expense for year	(162,923)	(59,567)	(60,434)

All domestic tax for the years ended
December 31, 2018
,
2017
and
2016
arose under the Irish tax jurisdiction for Ardmore Shipping Services (Ireland) Ltd and the U.S. tax jurisdiction for Ardmore Shipping (Americas) LLC. The tax years
2014
 to
2018
remain open to examination by some of the major jurisdictions to which the Company is subject to tax.